Leases - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($) rig
Lessor, Lease, Description [Line Items]
Number of benign environment jack-up rigs | rig	3
West Hercules
Lessor, Lease, Description [Line Items]
ROU asset adjustment	$ 8.6
West Linus
Lessor, Lease, Description [Line Items]
ROU asset adjustment	$ 12.8